Guarantees, Engagements and Charges (Narrative) (Details 1) € in Millions, ₪ in Millions, $ in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Sep. 25, 2025 USD ($)	Sep. 06, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 09, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 09, 2023 USD ($)	Dec. 30, 2022 USD ($)	Sep. 03, 2021 USD ($)
Natpay Program Participating Customer Agreement [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Short term revolving credit facility								$ 72.0
Guarantees Issued In Connection With Projects In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Performance guarantee	€ 79.9		$ 107.0
Total performance guarantee	42.2		296.2
Guarantee Value			101.7
Guarantees Issued In Connection With Projects In Israel [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Performance guarantee | ₪		₪ 241.0
Total performance guarantee | ₪		129.3
Parasol Renewable Energy Holdings Llc [Member] | Tranche Iii Projects [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value										$ 54.0
Credit Agricole Bill Of Exchange Program [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Short term revolving credit facility								101.0
Roadrunner Project In Usa [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value					$ 44.5
Gecama Hybrid [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value			18.5
Co Bar SRP project [Member] | Guarantees Issued In Connection With Projects In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value			40.0
Co Bar C Project [Member] | Guarantees Issued In Connection With Projects In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value			57.7
Co Bar D Project [Member] | Guarantees Issued In Connection With Projects In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value			40.0
Thousand Lakes Project [Member] | Guarantees Issued In Connection With Projects In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value			14.0
Gemstone Project [Member] | Guarantees Issued In Connection With Projects In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value			12.4
Country Acres Project [Member] | General Indemnity Agreements [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value			829.0
Country Acres Project [Member] | Guarantees Issued In Connection With Projects In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value			35.6
Crimson Orchard Project [Member] | Sale And Purchase Agreement [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value				$ 111.0
Crimson Orchard Project [Member] | Guarantees Issued In Connection With Projects In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value			18.0
Co Bar D Project Two [Member] | Guarantees Issued In Connection With Projects In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value			31.5
Co Bar Srp Project Two [Member] | Guarantees Issued In Connection With Projects In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value			32.0
Javelina Project [Member] | Guarantees Issued In Connection With Projects In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value			11.5
Financial Re Close Of Gecama Project In Spain [Member] | Guarantees Issued In Connection With Projects In Europe [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | €	14.3
Gecama Data Center Project [Member] | Guarantees Issued In Connection With Projects In Europe [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | €	12.0
Nardo Project [Member] | Guarantees Issued In Connection With Projects In Europe [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | €	€ 6.1
High Voltage Storage Tender [Member] | Guarantees Issued In Connection With Projects In Israel [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | ₪		96.7
Yatir Forest Land Transaction [Member] | Guarantees Issued In Connection With Projects In Israel [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | ₪		33.3
Consumer Supply Agreements [Member] | Guarantees Issued In Connection With Projects In Israel [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | ₪		88.5
Additional Consumer Agreement [Member] | Guarantees Issued In Connection With Projects In Israel [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | ₪		₪ 18.0
Snowflake A [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value						$ 479.0
P V And Storage Projects [Member] | Supply Agreements [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value								21.5
Bjornberget Wind Project [Member] | Turbine Supplier Agreement [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value			$ 19.6
Co Bar 3 Ppa [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value									$ 20.0
Co Bar 2, Crimson Orchard, Gemstone And Rustic Hills I Projects [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value											$ 88.0
Country Acres Project Spa A [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value							$ 93.0
Croatia Project [Member] | Share Purchase Agreement [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value								$ 36.0